Share-based payments - Management Incentive Plan (Details)			1 Months Ended	3 Months Ended		9 Months Ended
	May 13, 2022 € / shares	May 13, 2022 $ / shares	Apr. 30, 2023 € / shares	Sep. 30, 2023 EUR (€) shares	Sep. 30, 2022 EUR (€) shares	Sep. 30, 2023 EUR (€) shares € / shares	Sep. 30, 2022 EUR (€) shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance, per option (in shares)				1		1
Weighted average remaining contractual life of outstanding share options						9 years 6 months 14 days
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in EUR per share) | € / shares						€ 0.12
Number of shares reserved for issuance, per option (in shares)				1		1
Management Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Blocking period						18 months
Granted during the period (in EUR per share) | € / shares			€ 0.12			€ 0	€ 0.12
Number of options exercisable (in shares)				2,658,426		2,658,426
Number of share options expired in share-based payment arrangement				0		0
Share-based payment expenses | €				€ 1,612,000	€ 1,200,000	€ 5,110,682	€ 12,976,086
Fair value of options granted (in EUR per share) | € / shares						€ 7.75	€ 7.75
Weighted average share price, share options granted (in EUR per share) | (per share)	€ 7.87	$ 8.17
Exercise price, share options granted (in EUR per share) | € / shares	€ 0.12
Management Incentive Plan | May 13, 2032
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)				996,910		996,910
Management Incentive Plan | Grant Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period						10 years
Number of options exercisable (in shares)				1,329,213	1,329,213	1,329,213	1,329,213	1,329,213	0
Number of options exercisable (in shares)				1,329,213	0	1,329,213	0
Management Incentive Plan | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period						10 years
Number of options exercisable (in shares)				1,329,213	1,329,213	1,329,213	1,329,213	1,329,213	0
Number of options exercisable (in shares)				996,910	0	996,910	0
Management Incentive Plan Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses | €				€ 489,000	€ 0	€ 1,444,000	€ 0